LEASES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Operating lease expenses	$ 135,834	$ 101,021
Profit at lease commencement on sales type leases	$ 3,000	$ 5,000